Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues		$ 30,000,000
Cost of revenues		4,368,333
Gross profit		25,631,667
Operating costs
General and administrative expenses	2,445,669	1,253,323	719,260
Depreciation and amortization	11,709,430	209,431	76,097
Research and development expenses	117,800,000	49,032,968	11,326,463
Impairment loss on plant and equipment	99,131,667
Total operating costs	231,086,766	50,495,722	12,121,820
Loss from operations	(231,086,766)	(24,864,055)	(12,121,820)
Other (expense) income
Interest expense	(824,219)
Interest income		371	191
Foreign exchange translation gain		11,351	4,060
Total other (expense) income	(824,219)	11,722	4,251
Loss before income tax expense	(231,910,985)	(24,852,333)	(12,117,569)
Income tax expense
Net loss	$ (231,910,985)	$ (24,852,333)	$ (12,117,569)
Loss per share
Loss per share - Basic	$ (96)	$ (24,852,333)	$ (12,117,569)
Loss per share - Diluted	$ (96)	$ (24,852,333)	$ (12,117,569)
Weighted average number of ordinary shares outstanding
Weighted average number of ordinary shares outstanding - Basic	2,406,712	1	1
Weighted average number of ordinary shares outstanding - Diluted	2,406,712	1	1